Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

July 22, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fundand Wells Fargo Advantage Ultra Short-Term Income Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in its prospectus supplement dated July 1, 2015 (SEC Accession No. 0001081400-15-000454). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel